Investments - Summary of Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2014 CNY (¥)
Trading securities:
Adjusted cost	$ 11,851		¥ 78,291	¥ 73,531
Unrealized gains	151	¥ 936	4,098
Unrealized losses	(7,065)	¥ (43,835)	(45,820)
Trading securities total at fair value	4,937		36,569	30,632
Equity securities listed in Hong Kong:
Cost	2,260		13,697	14,023
Impairment recognized in earnings	0		0	0
Adjusted amortized cost	2,260		13,697	14,023
Adjusted amortized cost	2,260		13,697	14,023
Unrealized gains	913		7,041	5,664
Exchange differences	8		(108)	50
Total at fair value	3,181		20,630	19,737
Equity securities listed in Hong Kong [Member]
Trading securities:
Trading securities total at fair value	1,870		19,433	11,602
Equity securities listed in Singapore [Member]
Trading securities:
Trading securities total at fair value	$ 3,067		¥ 17,136	¥ 19,030